Fair value of financial assets and liabilities - Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.	The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at fair value through profit or loss		₩ 13,497,234	₩ 14,762,941	$ 11,355,573
Financial assets at FVTOCI		39,119,789	30,028,929	32,912,493
Derivative financial assets		106,764	174,820	89,823
Total		52,723,787	44,966,690
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		4,873,458	6,794,192
Financial liabilities designated at FVTPL		0	19,630
Derivative liabilities (Designated for hedging)		27,584	64,769	$ 23,207
Total		₩ 4,901,042	₩ 6,878,591
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets		Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities		Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	₩ 6,983,529	₩ 4,246,436
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	42,121,730	36,609,141
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		3,618,528	4,111,113
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 993,717	₩ 644,126
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 9,466,444	₩ 10,578,417
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 3,037,073	₩ 3,540,398
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		65,072	48,796
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 65,072	₩ 48,796
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		2,743,239	2,887,097
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 817,584	₩ 516,597
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 1,923,538	₩ 2,365,882
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 2,117	₩ 4,618
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The Group is measuring fair value with LSMC and the Hull-White model.	The Group is measuring fair value with LSMC and the Hull-White model.
Input variables		Stock volatility, interest rate volatility and discount rate	Stock volatility, interest rate volatility and discount rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 329,864	₩ 485,793
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 25,879	₩ 35,422
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 303,985	₩ 450,371
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,287,723	₩ 865,685
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,287,723	₩ 865,685
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 3,504,547	₩ 2,812,558
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 74,271	₩ 24,895
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 2,326,202	₩ 869,852
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.	The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.
Input variables		Standard price	Standard price
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,104,074	₩ 1,917,811
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 667,467	₩ 676,291
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 453,832	₩ 467,229
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 213,635	₩ 209,062
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.	Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.
Input variables		Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate	Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate
bond with options | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
bond with options | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
bond with options | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.	Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.
Input variables		Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate	Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 4,803,131	₩ 6,901,742
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 10,911	₩ 18,416
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 4,762,872	₩ 6,875,454
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 29,348	₩ 7,872
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 96,191	₩ 84,979
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 96,191	₩ 84,979
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is calculated by using the binominal tree. Least-Squares Monte Carlo simulation (LSMC) and Income approach, which are commonly used valuation techniques in the market taking into account the price and variability of the underlying asset after measuring the fair value of underlying asset using Models including Discounted Cash Flow Model.	Fair value is calculated by using the binominal tree. Least-Squares Monte Carlo simulation (LSMC) and Income approach, which are commonly used valuation techniques in the market taking into account the price and variability of the underlying asset after measuring the fair value of underlying asset using Models including Discounted Cash Flow Model.
Input variables		Stock prices, volatility of underlying assets, etc.
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 5,989,812	₩ 3,602,310
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 32,548,522	₩ 25,855,904
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 581,455	₩ 570,715
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		38,126,977	28,948,141
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 5,578,455	₩ 3,092,237
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 32,548,522	₩ 25,855,904
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The Group is measuring fair value with LSMC and the Hull-White model.	The Group is measuring fair value with LSMC and the Hull-White model.
Input variables		Stock volatility, interest rate volatility and discount rate	Stock volatility, interest rate volatility and discount rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 992,812	₩ 1,080,788
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 411,357	₩ 510,073
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 581,455	₩ 570,715
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Securities loaned | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets			There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets			There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging)
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 106,764	₩ 174,820
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets	[1]	0	0
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets	[1]	₩ 106,764	₩ 174,820
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 286,683
Total	[1]	₩ 286,683	₩ 340,329
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 4,582,134
Total	[1]	₩ 4,609,718	₩ 6,498,496
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 4,641
Total		₩ 4,641	₩ 39,766
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]		₩ 340,329
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]		₩ 6,433,727
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value			₩ 20,136
Deposits due to Customers
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 65,016	49,279
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 65,016	₩ 49,279
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		4,567,268	6,459,887
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 10,259	₩ 6,024
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 4,552,368	₩ 6,433,727
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Fair value measurement methods			Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 4,641	₩ 20,136
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Fair value measurement methods			Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Securities sold
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 241,174	₩ 285,026
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 211,408	₩ 285,026
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 29,766	₩ 0
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Equity-linked securities
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at FVTPL			19,630
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at FVTPL	[1]		₩ 0
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at FVTPL	[1]		₩ 0
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at FVTPL			₩ 19,630
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc.	Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc.
Derivative financial liabilities held for hedging [Member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (Designated for hedging)		₩ 27,584	₩ 64,769
Derivative financial liabilities held for hedging [Member] | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (Designated for hedging)	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative financial liabilities held for hedging [Member] | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (Designated for hedging)	[1]	₩ 27,584	₩ 64,769
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative financial liabilities held for hedging [Member] | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (Designated for hedging)		₩ 0	₩ 0
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.